SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,059	$ 13,105
Less: accumulated depreciation	(5,841)	(5,385)
Property and equipment, net	7,218	7,720
Leasehold Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,089	8,212
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,938	1,976
Office Equipment and Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,032	$ 2,917